As filed with the Securities and Exchange Commission on February 12, 2018

Securities Act File No. 333-208312

Investment Company Act File No. 811-23117

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 46	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 47	☒
(Check appropriate box or boxes)

JPMORGAN TRUST IV

(Exact Name of Registrant Specified in Charter)

270 Park Avenue

New York, New York, 10017

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (800) 480-4111

Frank J. Nasta, Esq.

J.P. Morgan Investment Management Inc.

270 Park Avenue

New York, NY 10017

(Name and Address of Agent for Service)

With copies to:

Carmine Lekstutis, Esq.	Jon S. Rand, Esq.
JPMorgan Chase & Co.	Dechert LLP
270 Park Avenue	1095 Avenue of the Americas
New York, NY 10017	New York, NY 10036

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on March 15, 2018 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The prospectus, statement of additional information and Part C included in Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A of JPMorgan Trust IV (the “Trust”), filed with the Commission on June 8, 2016

(Accession Number 0001193125-16-616819) (the “Registration Statement”) are incorporated herein by reference.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended, the Registrant, JPMorgan Trust IV, certifies that it meets all the requirements for the effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and State of New York on the 12th day of February, 2018.

JPMorgan Trust IV

By:	Brian S. Shlissel*
Name: Brian S. Shlissel
Title: President and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities indicated on February 12, 2018.

John F. Finn*	Mary E. Martinez*
John F. Finn Trustee	Mary E. Martinez Trustee

Dr. Matthew Goldstein*	Marilyn McCoy*
Dr. Matthew Goldstein Trustee	Marilyn McCoy Trustee

Dennis P. Harrington*	Mitchell M. Merin*
Dennis P. Harrington* Trustee	Mitchell M. Merin Trustee

Frankie D. Hughes*	Robert A. Oden, Jr.*
Frankie D. Hughes Trustee	Robert A. Oden, Jr. Trustee

Raymond Kanner*	Marian U. Pardo*
Raymond Kanner Trustee	Marian U. Pardo Trustee

Peter C. Marshall*	James J. Schonbachler*
Peter C. Marshall Trustee	James J. Schonbachler Trustee

Matthew Plastina*	Brian S. Shlissel*
Matthew Plastina Acting Treasurer And Principal Financial Officer	Brian S. Shlissel President And Principal Executive Officer

*By	/s/ Carmine Lekstutis
Carmine Lekstutis
Attorney-In-Fact